SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

38. SUBSEQUENT EVENTS

a.The Company will buy back its shares from public, with a maximum amount Rp1,500 billion, and will be carried out in stages since March 30, 2020 until June 29, 2020. As of June 15, 2020, the Company has not yet reacquired any shares from public.

b.In January 2020, the Company received tax refunds for VAT for fiscal periods February and August 2011 and January to December 2017 amounting to Rp29.6 billion and Rp747 billion, respectively.

c.On January 10, 2020, Telkomsel paid its bank loan to Mandiri amounting to Rp3,000 billion.

d.On March 31, 2020, the Government issued Government Regulation in Lieu of the Republic of Indonesia Number 1 Year 2020 which stipulates, among others, reduction to the tax rates for corporate income tax payer and permanent establishments entities from previously 25% to become 22% for fiscal years 2020 and 2021 and 20% starting fiscal year 2022 and onwards, and further reduction of 3% for corporate income tax payers that fulfill certain criteria.

The new tax rates will be used as reference to measure the current and deferred tax assets and liabilities starting from the enactment date of the new regulation, on March 31, 2020.

e.On May 11, 2020, TII paid its bank loan to MUFG Bank amounting to US$6.7 million or equal to Rp101 billion.

f.On June 11, 2020, Telkomsel drawdown its loan facility from Mandiri amounting to Rp3,000 billion.

g.Since the beginning of 2020, the spread of the COVID-19 pandemic has an impact on business activities and economic growth in Indonesia, due to restrictions on social activities. In this case, the Government has taken a number of policies to respond and anticipate the effects of this pandemic. Group has determined that this event is a non-adjusted event after the reporting period, so that these consolidated financial statements are not adjusted to the COVID-19 pandemic impact because the Government's handling process is still ongoing and cannot be determined for a period of time, so specific impacts such as on business, the revenue and recoverable value of the Group's assets and liabilities cannot be determined reliably.

The Company's operations have and may continue to be impacted by the outbreak of COVID-19 virus which started in China and subsequently spread to other countries including Indonesia. The effect of COVID-19 virus to the global and Indonesian economy include effect to economic growth, decline in capital markets, increase in credit risk, depreciation of foreign currency exchange rates and disruption of business operation. The future effect of the outbreak of COVID-19 virus to Indonesia and the Company are unclear at this time.

A significant rise in the number of COVID-19 virus infections or prolongation of the outbreak may affect Indonesia and the Company. The Company is presently evaluating and has not yet determined the effects of COVID-19 virus on its financial statements.

As of the completion date of these financial statements, there has been decline in the Composite Stock Price Index ("CSPI") and in Rupiah foreign currency exchange rates which partially due to impact of COVID-19 virus.

To address the above conditions, management has conducted and plans to do the following:

i.Adjust some programs and initiatives in order to deliver services to customers by accelerating sales digitalization to ensure product and service availability.

ii.Maintaining the Company's cash flow to be positive and mitigate foreign exchange fluctuation.

iii.Intensify cost leadership by prioritizing programs and initiatives.

iv.Ensure IT system and networks readiness to deliver optimal customers experiences.